Document and Entity Information	12 Months Ended
May 21, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	DBX ETF Trust
Central Index Key	0001503123
Amendment Flag	false
Document Creation Date	May 21, 2013
Document Effective Date	May 21, 2013
Prospectus Date	May 21, 2013